Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
1. Description of the Plan
The following description of the Gray Media 401(k) Savings Plan (the “Plan”) provides only general information.
Reference should be made to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan was established and made effective October 1, 1994, for the administration and allocation of contributions by Gray Media, Inc. (the “Company” or the “Employer”), and to encourage eligible employees to defer a part of their current income to provide for their retirement, death, or disability under the provisions of Section 401(k) of the Internal Revenue Code. The Plan covers all employees of the Company and its subsidiaries. An employee is eligible to participate in the Plan beginning the first of the month following or coinciding with the date that he has completed 500 hours of service during his initial six months of employment. If an employee does not complete 500 hours of service during his initial six months of employment, then he is eligible to participate beginning the first of the month following or coinciding with the date he has completed one year of service. For acquired stations, the Company will determine eligibility for participation based on information in the buy/sell agreement. If no information is provided, the Company will honor previous service to determine eligibility into the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Company is the Plan’s sponsor. The Employee Benefits Committee is the Plan Administrator. Empower Trust Company serves as the Plan’s trustee. Empower Retirement (“Empower”), a subsidiary of Empower Trust Company, LLC, serves as the Plan’s custodian and recordkeeper.
On October 31, 2023, The
SAG-AFTRA/WFSB-TV3
Anchor and Reporter Units Collective Bargaining Agreement (2023 – 2025) was ratified. Eligible bargaining unit employees shall receive Gray’s 401(k) benefit at the levels that exist on April 1, 2023.
Contributions
The Plan was amended and restated as of December 1, 2020, to add Roth and after-tax
contribution features, to allow for
in-Plan
Roth conversions,
and
make certain other clarifying changes. The Plan allows participants to make contributions up to 100% of their compensation as before-tax
contributions, and beginning December 1, 2020 as Roth and/or after-tax
contributions. If no deferral election is made, the participant shall be automatically enrolled in the Plan and will be deemed to have authorized the Company to defer 3% of the participant’s compensation to the Plan on a before-tax
basis. Contribution percentages auto escalate by 1% each year if a participant does not change the contribution percentage from the default percentage. Employees may elect to opt out from being automatically enrolled in the Plan. Participants may change their deferral percentages daily. Participants who have attained age 50 before the end of the Plan year are eligible to make before-tax
catch-up
contributions, which may also be made as Roth contributions beginning December 1, 2020. Participants may also contribute amounts representing distributions from other qualified defined contribution plans.
Participants’ contributions and
catch-up
contributions for employees 50 and older on a
before-tax
and/or Roth basis are limited by the Internal Revenue Code Section 402(g)(1) to $23,500 and $7,500, respectively, in 2025. In addition, total annual additions to a participant’s account shall not exceed the lesser of $70,000 or 100% of a participant’s annual compensation. Contributions by highly compensated employees are subject to additional restrictions.
Effective as of January 1, 2025, a Qualified Automatic Contribution Arrangement (QACA) Matching Contribution shall be made on behalf of each Participant for the Plan Year equal to100 percent (100%) of each Participant’s Deferred Compensation up to three percent (3%) of Compensation, and fifty percent (50%) of each Participant’s Deferred Compensation that exceeds three percent (3%) but does not exceed five percent (5%) of Compensation. For employees covered by collective bargaining agreements, the matching contribution amount may vary depending on the terms of the agreement. A true-up
matching contribution is made for participants who reached the contribution limit within the plan year.
True-up
matching contributions are issued after the end of the plan year but no later than September 15th of the following plan year.
The Employer may also elect to make a discretionary profit-sharing contribution, as determined by a declaration of its Board of Directors, to each active participant’s account based on such participant’s years of service and eligible compensation during the year.
For the year ended December 31, 2025, the Employer did not elect to make a discretionary profit-sharing contribution.
Investment Options
Participants may direct their contributions, Employer contributions, and any related earnings into investment options sponsored by the
Plan. The Plan currently offers
thirty-one
mutual funds, one stable value fund, two collective trust funds, a self-directed brokerage account, and Employer common stock as investment options for participants. Participants may change their investment elections daily by phone or via the internet.

Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of the Employer’s QACA matching and discretionary profit-sharing contributions and Plan earnings, and charged with an allocation of Plan losses and administrative expenses. Allocations are based on participant earnings (losses) or account balances, as defined in the Plan. The benefit to which a participant is entitled is the participant’s vested account balance.
Vesting
Participants are immediately vested in their voluntary contributions plus the actual earnings thereon. Employer QACA matching contributions are 100% vested after 2 years. Discretionary profit-sharing contributions are 100% vested after 3 years. Forfeitures may be used to reduce future Employer contributions, including true-up
contributions, fund Qualified
Non-Elective
Employer Contributions (“QNECs”), and/or pay Plan administrative expenses. As of December 31, 2025 and 2024, the Company had $687,779 and $423,541 respectively, of forfeitures available for use. For the year ended December 31, 2025 and 2024, the Company used $305,573 and $346,658, respectively, in forfeitures to offset funding true-up
contributions.
Payment of Benefits
Upon retirement, death, disability, or termination of employment, a participant, or designated beneficiary, may elect to receive the vested balance in the participant’s account in the form of a single lump-sum
cash payment or a rollover to another retirement plan. In the event that the participant’s account balance is less than $1,000, the Plan Administrator may make a single payment without the election or request of the participant. If a participant’s vested account balance exceeds $1,000 but does not exceed $5,000, the Plan Administrator may make a direct rollover to an individual retirement account (IRA) if the participant does not make an election within a designated time period.
Notes Receivable From Participants
Participants may borrow from their account subject to the adoption of a written loan agreement and approval of the participant’s application. The maximum loan amount is the lesser of (a) $50,000 minus the highest outstanding loan balance in the one-year
period prior to the loan request or (b) the greater of
one-half
of a participant’s vested account balance and $10,000, with a minimum loan amount of $1,000. A participant may not have more than one loan outstanding at a time. Loans are repayable through payroll deductions over periods ranging up to five years, unless the loan qualifies as a principal residence loan in which case the repayment period may be longer. The interest rate is determined by the Plan Administrator based on prevailing market conditions and is fixed over the life of the note. The loan interest rate is equal to the prime rate for major banks, as published in The Wall Street Journal on the date the loan is approved, plus one percent. The interest rates on outstanding participant notes as of December 31, 2025 and 2024 ranged from 3.25% to 9.50%.